Settlement Liability	12 Months Ended
Dec. 31, 2021
Manscaped Holdings, LLC [Member]
Settlement Liability [Line Items]
Settlement Liability

13.    Settlement Liability

On December 5, 2019, the Company entered into a legal settlement agreement with another company regarding claims of trademark infringement, unfair competition, and deceptive trade practices, at which time the Company recognized the amount to be paid over a ten-year period of $1.0 million in its consolidated statements of operations. As of December 31, 2020, the Company had accrued $0.7 million recorded within other long-term obligations. In March 2021, the Company paid the remaining settlement balance in full.